BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7%
Alabama — 4.4%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	2,500,000	2,668,341
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,000,000	2,142,743
				4,811,084
California — 1.2%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	1,250,000	1,352,234
Georgia — 2.4%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,640,487
Illinois — 1.9%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,111,326
Iowa — 1.0%
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	1,000,000	1,066,171
Massachusetts — 80.1%
Boston, GO, Ser. A	3.00	11/1/2034	1,000,000	992,852
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,100,128
Concord, GO	4.00	1/15/2043	1,000,000	1,005,892
Easton, GO, Refunding	4.00	2/1/2042	500,000	501,527
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	710,383
Groton, GO	3.00	8/15/2033	390,000	390,223
Hingham, GO	3.00	2/15/2034	1,240,000	1,236,511
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	400,000	400,202
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,330,175
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,905,101
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	547,028
Massachusetts, GO, Ser. C	5.00	10/1/2052	1,250,000	1,288,626
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,113,790
Massachusetts, GO, Refunding, Ser. B	5.00	6/1/2041	610,000	682,175
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,583,657
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	668,257
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,134,232
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,095,375
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,237,577
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. A1	5.00	10/1/2036	250,000	291,853
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. A2(a)	5.00	10/1/2033	750,000	845,845
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	333,116
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	348,008
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	1,180,000	1,369,757
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,068,565
Massachusetts Development Finance Agency, Revenue Bonds, Ser. F	5.00	7/1/2041	1,225,000	1,358,852
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,437,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	841,182
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,894,263

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
Massachusetts — 80.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	1,000,000	1,001,574
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,277,661
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,001,872
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	976,419
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	373,075
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	392,884
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	796,302
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	824,971
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,493,814
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	722,996
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,000,000	1,000,217
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,729,904
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	750,563
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,341,325
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,029,184
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	506,821
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,000,301
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,250,000	1,249,988
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/15/2036	500,000	541,012
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,000,000	2,164,050
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	555,723
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	426,735
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	478,106
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2041	750,000	825,694
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	477,090
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,393,442
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,220,166
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	1,395,000	1,408,531
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	977,457
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. 253	6.25	12/1/2056	500,000	561,717

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
Massachusetts — 80.1% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,035,000	1,021,939
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	60,000	59,869
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,025,000	1,029,630
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	325,000	323,946
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,240,000	1,225,597
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	273,662
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	325,598
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,635,960
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,058,784
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	909,123
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	522,014
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	2,000,000	2,084,985
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,729,312
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2039	750,000	853,694
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	802,350
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,407,665
Newton, GO	4.00	8/15/2043	680,000	684,819
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	987,164
Sharon, GO	3.00	2/15/2033	1,750,000	1,737,055
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,108,130
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 1	5.00	11/1/2040	1,400,000	1,592,173
Waltham, GO	3.00	10/15/2032	910,000	907,983
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,100,491
Worcester, GO, Refunding (Insured; Assured Guaranty Corp.)	2.00	2/15/2033	2,000,000	1,819,368
				87,413,561
New York — 2.3%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,530,621
U.S. Related — 4.4%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	106,676
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	108,239
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	133,561
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,066,839
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	7/1/2038	1,020,000	1,109,712
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2039	1,000,000	1,098,777
Puerto Rico, Notes(b)	2.28	11/1/2051	396,441	250,254
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	314,632

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
U.S. Related — 4.4% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	267,805
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	297,221
				4,753,716
Total Investments (cost $108,229,562)			97.7%	106,679,200
Cash and Receivables (Net)			2.3%	2,497,504
Net Assets			100.0%	109,176,704

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	106,679,200	—	106,679,200
	—	106,679,200	—	106,679,200

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At May 31, 2026, accumulated net unrealized depreciation on investments was $1,550,362, consisting of $713,522 gross unrealized appreciation and $2,263,884 gross unrealized depreciation.

At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.